Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	AC Alternatives® Disciplined Long Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 243% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	243.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The portfolio managers initially identify an eligible universe of growth stocks and then use quantitative models in a two-step process to construct the portfolio of equity securities (principally common stocks) for the fund. In the first step, the managers rank stocks, primarily large and mid capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most to least attractive by using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance, including valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.
The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using the multi-factor quantitative model described above. A long position arises when the fund buys a security outright. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The proceeds from the securities sold short may be used to fund the purchase of additional long positions or held as cash or cash equivalents. Using such proceeds to fund the purchase of additional long positions may result in a long exposure greater than 100%. The amount of the long and short positions held by the fund may vary over time depending on prevailing market conditions. In the aggregate, the fund expects to have net long exposure to the equity markets, which the portfolio managers may adjust over time. Typically, the fund’s net exposure (long minus short positions) ranges between 30% and 70%.
The portfolio managers generally sell a stock from the fund’s long portfolio when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund’s use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
As part of the fund’s principal investment strategy, a significant portion of the fund’s assets may be invested in cash and cash equivalent securities. The fund’s cash holdings may vary over time as the portfolio managers adjust the fund’s net long exposure.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.

•
Short Sales Risk – If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. In addition, because the fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

•	Leverage Risk – The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Small Cap Stocks – Though the fund invests primarily in larger companies, it may also invest in smaller companies. Investments in smaller companies may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Cash Holdings Risk – The fund may hold a significant position in cash and cash equivalent securities. As a result, the fund may not participate in market advances or declines to the same extent that it would if the fund were more fully invested.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2012): 17.14% Lowest Performance Quarter (2Q 2012): -5.40%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.94%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | Russell 1000 Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	30.21%
5 Years	rr_AverageAnnualReturnYear05	17.32%
Since Inception	rr_AverageAnnualReturnSinceInception	16.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | HFRX Equity Hedge Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACDJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,276
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,722
Annual Return 2012	rr_AnnualReturn2012	15.66%
Annual Return 2013	rr_AnnualReturn2013	35.92%
Annual Return 2014	rr_AnnualReturn2014	14.67%
Annual Return 2015	rr_AnnualReturn2015	2.79%
Annual Return 2016	rr_AnnualReturn2016	6.06%
Annual Return 2017	rr_AnnualReturn2017	10.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.40%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	13.48%
Since Inception	rr_AverageAnnualReturnSinceInception	13.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	12.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	10.73%
Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACDKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Account Fee	rr_MaximumAccountFee	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	686
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,175
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,520
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	13.71%
Since Inception	rr_AverageAnnualReturnSinceInception	13.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACDQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 827
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,372
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACDHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,667
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives® Disciplined Long Short Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACDWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.46%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,207
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.29%
5 Years	rr_AverageAnnualReturnYear05	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	AC Alternatives® Equity Market Neutral Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation independent of equity market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 289% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	289.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The managers use quantitative models to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities that they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued.  A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, generally publicly traded companies world-wide with a market capitalization greater than $1 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity, or specific events alter its prospects.
Under normal market conditions, the fund will invest at least 80% of its net assets in equity investments.
The fund’s use of short selling as a principal investment strategy creates leverage in an attempt to increase returns.
The fund invests primarily in developed countries (including the United States), but it may also invest a portion of its assets in emerging market countries.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Management Risk – Although the fund seeks to have approximately equal dollar amounts invested in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not be able to construct a portfolio of long and short positions that has limited exposure to general market movements.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Failure to Maintain Market Neutrality – Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

•
Style Risk – Because the fund’s portfolio may not always be style-neutral, its performance may be sensitive to the value/growth cycle within the U.S. equity markets. Also, if at any time the market is not favoring the fund’s quantitative style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Short Sales Risk – If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Leverage Risk – The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Markets Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Overweighting Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Small Cap Stocks – Though the fund invests primarily in larger companies, it may also invest in smaller companies. Investments in smaller companies may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns in its long portfolio or in which the fund has taken a short position.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the Y Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2008): 5.21% Lowest Performance Quarter (3Q 2008): -6.78%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 0.09%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	0.34%
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	950
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,376
Annual Return 2008	rr_AnnualReturn2008	(2.55%)
Annual Return 2009	rr_AnnualReturn2009	(7.75%)
Annual Return 2010	rr_AnnualReturn2010	1.72%
Annual Return 2011	rr_AnnualReturn2011	5.87%
Annual Return 2012	rr_AnnualReturn2012	(1.22%)
Annual Return 2013	rr_AnnualReturn2013	5.99%
Annual Return 2014	rr_AnnualReturn2014	1.62%
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
Annual Return 2016	rr_AnnualReturn2016	(0.62%)
Annual Return 2017	rr_AnnualReturn2017	0.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.78%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	0.21%
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	0.21%
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	0.16%
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALISX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Maximum Account Fee	rr_MaximumAccountFee	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,188
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.97%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	0.41%
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALYIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,141
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALIAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 891
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,972
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	(0.64%)
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 410
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,084
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,254
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	(0.79%)
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.37%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,827
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.28%
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	(0.30%)
American Century Quantitative Equity Funds Prospectus | AC Alternatives™ Equity Market Neutral Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ALIGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.69%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,188
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	0.97%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.53%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.41%	[5]
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Core Equity Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The managers use quantitative models to construct the portfolio of equity securities for the fund. Under normal market conditions, they will invest at least 80% of the fund’s net assets in equity securities. The fund invests approximately 130% of its assets in long positions, while 30% of its assets are sold short. A long position arises when the fund buys a security outright. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The proceeds from the securities sold short are used to purchase an additional 30% of long positions. The net investment exposure for the fund is a 100% long market exposure.
The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from the most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.
The portfolio managers generally sell a stock from the fund’s long portfolio when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund’s use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Short Sales Risk — If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

•	Leverage Risk — The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk — If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Benchmark Correlation — The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2012): 13.42% Lowest Performance Quarter (3Q 2015): -6.21%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 7.87%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
Since Inception	rr_AverageAnnualReturnSinceInception	15.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACPVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	583
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,167
Annual Return 2012	rr_AnnualReturn2012	16.43%
Annual Return 2013	rr_AnnualReturn2013	35.44%
Annual Return 2014	rr_AnnualReturn2014	13.59%
Annual Return 2015	rr_AnnualReturn2015	(4.12%)
Annual Return 2016	rr_AnnualReturn2016	9.65%
Annual Return 2017	rr_AnnualReturn2017	19.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.32%
5 Years	rr_AverageAnnualReturnYear05	14.04%
Since Inception	rr_AverageAnnualReturnSinceInception	13.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.26%
5 Years	rr_AverageAnnualReturnYear05	12.24%
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.79%
5 Years	rr_AverageAnnualReturnYear05	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACPKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Maximum Account Fee	rr_MaximumAccountFee	none	[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	898
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,953
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.61%
5 Years	rr_AverageAnnualReturnYear05	14.27%
Since Inception	rr_AverageAnnualReturnSinceInception	14.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACPQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 776
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,863
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.33%
5 Years	rr_AverageAnnualReturnYear05	12.43%
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACPHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,169
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	12.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Core Equity Plus Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACPWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,682
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.84%
5 Years	rr_AverageAnnualReturnYear05	13.48%
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2011
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Disciplined Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down. Additionally, because benchmark sector weights influence the fund’s sector exposure, the fund may be more heavily weighted in one or more economic sectors, including information technology.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the Y Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2012): 17.16% Lowest Performance Quarter (4Q 2008): -23.62%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 13.64%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | Russell 1000 Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	30.21%
5 Years	rr_AverageAnnualReturnYear05	17.32%
10 Years	rr_AverageAnnualReturnYear10	9.99%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.01%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2008	rr_AnnualReturn2008	(41.18%)
Annual Return 2009	rr_AnnualReturn2009	35.02%
Annual Return 2010	rr_AnnualReturn2010	22.17%
Annual Return 2011	rr_AnnualReturn2011	2.49%
Annual Return 2012	rr_AnnualReturn2012	15.72%
Annual Return 2013	rr_AnnualReturn2013	34.90%
Annual Return 2014	rr_AnnualReturn2014	13.08%
Annual Return 2015	rr_AnnualReturn2015	(1.56%)
Annual Return 2016	rr_AnnualReturn2016	8.45%
Annual Return 2017	rr_AnnualReturn2017	26.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.62%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.06%
5 Years	rr_AverageAnnualReturnYear05	15.46%
10 Years	rr_AverageAnnualReturnYear10	8.97%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.08%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	8.27%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.49%
5 Years	rr_AverageAnnualReturnYear05	12.08%
10 Years	rr_AverageAnnualReturnYear10	7.16%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[8]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Maximum Account Fee	rr_MaximumAccountFee	none	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Years	rr_AverageAnnualReturnYear05	15.70%
10 Years	rr_AverageAnnualReturnYear10	9.19%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADCYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 955
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADCVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[9]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.01%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,020
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.54%
5 Years	rr_AverageAnnualReturnYear05	13.82%
10 Years	rr_AverageAnnualReturnYear10	8.06%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.01%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	635
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,345
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.83%
5 Years	rr_AverageAnnualReturnYear05	14.30%
10 Years	rr_AverageAnnualReturnYear10	7.88%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADRRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.01%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,811
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.43%
5 Years	rr_AverageAnnualReturnYear05	14.87%
10 Years	rr_AverageAnnualReturnYear10	8.42%
American Century Quantitative Equity Funds Prospectus | Disciplined Growth Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ADGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,014
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[10]
1 Year	rr_AverageAnnualReturnYear01	26.29%	[10]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[10]
10 Years	rr_AverageAnnualReturnYear10	9.19%	[10]
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth by investing in common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation — The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 15.04% Lowest Performance Quarter (4Q 2008): -21.63%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 10.23%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.49%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BEQGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 823
Annual Return 2008	rr_AnnualReturn2008	(34.74%)
Annual Return 2009	rr_AnnualReturn2009	20.04%
Annual Return 2010	rr_AnnualReturn2010	14.90%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Annual Return 2012	rr_AnnualReturn2012	16.32%
Annual Return 2013	rr_AnnualReturn2013	32.94%
Annual Return 2014	rr_AnnualReturn2014	13.34%
Annual Return 2015	rr_AnnualReturn2015	(4.18%)
Annual Return 2016	rr_AnnualReturn2016	9.98%
Annual Return 2017	rr_AnnualReturn2017	21.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.85%
5 Years	rr_AverageAnnualReturnYear05	14.10%
10 Years	rr_AverageAnnualReturnYear10	7.74%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	11.86%
10 Years	rr_AverageAnnualReturnYear10	6.55%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	10.76%
10 Years	rr_AverageAnnualReturnYear10	6.00%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[11]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[11]
Maximum Account Fee	rr_MaximumAccountFee	none	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 580
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.12%
5 Years	rr_AverageAnnualReturnYear05	14.33%
10 Years	rr_AverageAnnualReturnYear10	7.95%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BEQAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[12]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,630
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05	12.48%
10 Years	rr_AverageAnnualReturnYear10	6.84%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEYCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,964
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.64%
5 Years	rr_AverageAnnualReturnYear05	12.97%
10 Years	rr_AverageAnnualReturnYear10	6.67%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEYRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.26%
5 Years	rr_AverageAnnualReturnYear05	13.54%
10 Years	rr_AverageAnnualReturnYear10	7.20%
American Century Quantitative Equity Funds Prospectus | Equity Growth Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEYGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 580
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[13]
1 Year	rr_AverageAnnualReturnYear01	22.10%	[13]
5 Years	rr_AverageAnnualReturnYear05	14.33%	[13]
10 Years	rr_AverageAnnualReturnYear10	7.95%	[13]
American Century Quantitative Equity Funds Prospectus | Global Gold Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Gold Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in companies that are engaged in mining, processing, fabricating, distributing, exploring for or otherwise dealing in gold. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks from most attractive to least attractive based on an objective set of measures, including valuation, quality, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Gold Stocks — Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

•
Nondiversification — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.

•
Concentration Risk — The fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

•
Foreign Securities Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Emerging Markets Risk —Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

•
Currency Risk — Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Single Country Risk — Investing a significant portion of assets in one country or region, such as Canada, makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	•Nondiversification — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the NYSE Arca Gold Miners Index, which is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in mining for gold and silver. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table also shows returns for the NYSE Arca Gold Miners Index, which is a modified market capitalization-weighted index comprised of publicly traded companies involved primarily in mining for gold and silver.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2016): 43.48% Lowest Performance Quarter (2Q 2013): -34.50%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -18.86%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | Global Gold Fund | MSCI World Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.40%
5 Years	rr_AverageAnnualReturnYear05	11.63%
10 Years	rr_AverageAnnualReturnYear10	5.03%
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | NYSE Arca Gold Miners Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	(11.70%)
10 Years	rr_AverageAnnualReturnYear10	(5.49%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BGEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2008	rr_AnnualReturn2008	(27.20%)
Annual Return 2009	rr_AnnualReturn2009	43.26%
Annual Return 2010	rr_AnnualReturn2010	44.76%
Annual Return 2011	rr_AnnualReturn2011	(19.29%)
Annual Return 2012	rr_AnnualReturn2012	(7.86%)
Annual Return 2013	rr_AnnualReturn2013	(51.31%)
Annual Return 2014	rr_AnnualReturn2014	(11.83%)
Annual Return 2015	rr_AnnualReturn2015	(22.82%)
Annual Return 2016	rr_AnnualReturn2016	52.95%
Annual Return 2017	rr_AnnualReturn2017	10.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.50%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	(10.92%)
10 Years	rr_AverageAnnualReturnYear10	(4.52%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	(11.85%)
10 Years	rr_AverageAnnualReturnYear10	(5.59%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	(8.18%)
10 Years	rr_AverageAnnualReturnYear10	(2.93%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGGNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[14]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[14]
Maximum Account Fee	rr_MaximumAccountFee	none	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 592
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	(10.74%)
10 Years	rr_AverageAnnualReturnYear10	(4.32%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[15]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	852
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,641
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.00%
5 Years	rr_AverageAnnualReturnYear05	(12.20%)
10 Years	rr_AverageAnnualReturnYear10	(5.32%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGYCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	527
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	908
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,974
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.59%
5 Years	rr_AverageAnnualReturnYear05	(11.79%)
10 Years	rr_AverageAnnualReturnYear10	(5.46%)
American Century Quantitative Equity Funds Prospectus | Global Gold Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGGWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	(11.36%)
10 Years	rr_AverageAnnualReturnYear10	(4.99%)
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Income & Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth by investing in common stocks.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment (with a tilt towards valuation). Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The portfolio managers also attempt to create a dividend yield that will be greater than the S&P 500® Index.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Low Dividend Yield – Although current income is an objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 15.26% Lowest Performance Quarter (4Q 2008): -19.93%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.72%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.49%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BIGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 823
Annual Return 2008	rr_AnnualReturn2008	(34.68%)
Annual Return 2009	rr_AnnualReturn2009	17.92%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Annual Return 2011	rr_AnnualReturn2011	3.02%
Annual Return 2012	rr_AnnualReturn2012	14.52%
Annual Return 2013	rr_AnnualReturn2013	35.72%
Annual Return 2014	rr_AnnualReturn2014	12.51%
Annual Return 2015	rr_AnnualReturn2015	(5.67%)
Annual Return 2016	rr_AnnualReturn2016	13.57%
Annual Return 2017	rr_AnnualReturn2017	20.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.93%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.62%
5 Years	rr_AverageAnnualReturnYear05	14.55%
10 Years	rr_AverageAnnualReturnYear10	7.42%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.65%
5 Years	rr_AverageAnnualReturnYear05	12.70%
10 Years	rr_AverageAnnualReturnYear10	6.40%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	11.28%
10 Years	rr_AverageAnnualReturnYear10	5.78%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[16]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[16]
Maximum Account Fee	rr_MaximumAccountFee	none	[16]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 580
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.87%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	7.63%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMADX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[17]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	849
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,050
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,630
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.39%
5 Years	rr_AverageAnnualReturnYear05	12.92%
10 Years	rr_AverageAnnualReturnYear10	6.52%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,964
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.40%
5 Years	rr_AverageAnnualReturnYear05	13.41%
10 Years	rr_AverageAnnualReturnYear10	6.35%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AICRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.00%
5 Years	rr_AverageAnnualReturnYear05	13.98%
10 Years	rr_AverageAnnualReturnYear10	6.88%
American Century Quantitative Equity Funds Prospectus | Income and Growth Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AICGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 580
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[18]
1 Year	rr_AverageAnnualReturnYear01	20.85%	[18]
5 Years	rr_AverageAnnualReturnYear05	14.78%	[18]
10 Years	rr_AverageAnnualReturnYear10	7.63%	[18]
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers select from publicly traded companies that are primarily located in developed countries, excluding the United States and Canada, that have characteristics similar to those of the companies that comprise the MSCI EAFE® (Europe, Australasia, Far East) Index. The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the portfolio managers rank stocks from most attractive to least attractive by using a quantitative model that combines measures that the portfolio managers believe are predictive of an individual stock performance, such as valuation, quality and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio. Though the fund invests primarily in securities issued by companies located in developed countries, it may also invest in emerging markets.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Securities Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile, and harder to value than U.S. securities.

•	Emerging Markets Risk – Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Benchmark Correlation – The fund’s performance will likely be similar to the performance of its benchmark, the MSCI EAFE® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Small and Mid Cap Stocks – The fund may invest in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (2Q 2009): 21.59% Lowest Performance Quarter (3Q 2008): -22.12%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -3.44%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | MSCI EAFE Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	1.94%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Annual Return 2008	rr_AnnualReturn2008	(43.23%)
Annual Return 2009	rr_AnnualReturn2009	21.46%
Annual Return 2010	rr_AnnualReturn2010	10.11%
Annual Return 2011	rr_AnnualReturn2011	(11.57%)
Annual Return 2012	rr_AnnualReturn2012	17.98%
Annual Return 2013	rr_AnnualReturn2013	24.40%
Annual Return 2014	rr_AnnualReturn2014	(3.43%)
Annual Return 2015	rr_AnnualReturn2015	(1.86%)
Annual Return 2016	rr_AnnualReturn2016	(1.45%)
Annual Return 2017	rr_AnnualReturn2017	25.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.12%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.80%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	1.48%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.29%
5 Years	rr_AverageAnnualReturnYear05	7.46%
10 Years	rr_AverageAnnualReturnYear10	1.19%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	6.29%
10 Years	rr_AverageAnnualReturnYear10	1.29%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[19]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[19]
Maximum Account Fee	rr_MaximumAccountFee	none	[19]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.02%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	1.69%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[20]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,168
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.16%
5 Years	rr_AverageAnnualReturnYear05	6.39%
10 Years	rr_AverageAnnualReturnYear10	0.65%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 220
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	677
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,160
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,489
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.42%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	0.47%
American Century Quantitative Equity Funds Prospectus | International Core Equity Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	524
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,964
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.18%
5 Years	rr_AverageAnnualReturnYear05	7.35%
10 Years	rr_AverageAnnualReturnYear10	0.98%
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Real Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total real return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 160% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	160.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s asset allocation strategy seeks to diversify its investments among equity securities, debt securities, U.S. Treasury inflation-indexed securities, commodity-related investments and real estate-related investments, all in an effort to provide investors total real return. Total real return is total return reduced by the expected impact of inflation. The fund’s investment strategy has been designed in an effort to protect the fund’s investors from the effects of rising U.S. inflation. The portfolio managers will regularly review the fund’s asset mix and adjust the allocation among asset classes as necessary to provide the fund what they believe is the most favorable outlook for achieving the fund’s objective. By adjusting the allocation among asset classes the portfolio managers can moderate risks associated with each asset category.
The fund may invest a portion of its assets in equity securities of U.S. or foreign issuers, including issuers located in emerging markets. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts.
To help protect against U.S. inflation, the fund may invest a portion of its assets in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as corporations. The fund may also protect against inflation by entering into inflation swaps.
The portfolio managers may also purchase other debt securities that are not linked to inflation. These debt securities may be payable in U.S. or foreign currencies, including emerging markets debt, and may include securities that are rated below investment grade (also known as “high-yield securities” or “junk bonds”). The fund may also invest in bank loans and mortgage- or asset-backed securities (including collateralized debt obligations).
The fund also may invest a portion of its assets in commodity-related investments. Commodities are assets that have tangible properties, such as oil, metals and agricultural products. Under normal market conditions, the fund’s commodity-related investments will be allocated between equity securities of U.S. and foreign companies engaged in commodity-related businesses and investments that provide investment exposure to underlying investible commodities, such as commodity-linked notes and exchange traded funds (ETFs).
The fund may also invest a portion of its assets in global real estate-related investments by investing in real estate investment trusts (REITs), REIT ETFs and equity securities issued by companies engaged in the real estate industry. A company is considered a real estate company if, in the opinion of the portfolio managers, at least 50% of its revenues or 50% of the market value of its assets at the time the securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.
The fund may invest in derivative instruments for both hedging and non-hedging (i.e., to enhance returns) purposes.  The fund's derivative instruments may include futures contracts, options, swaps, and forward currency contracts, including non-deliverable forwards (NDFs). When entering into derivatives positions, the fund will be required to segregate assets to cover such obligations at levels consistent with the guidance of the SEC.
The fund intends to actively manage currency exposure through a currency overlay strategy. The currency overlay strategy is intended to enhance returns by increasing exposure to a foreign currency or shifting exposure to the fluctuations in the value of foreign currencies from one foreign currency to another foreign currency. This strategy may use a combination of foreign currency forward contracts and NDFs.
To gain exposure to the various asset classes, the fund may invest in varying combinations of unaffiliated funds such as ETFs, securities and other financial instruments.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher portfolio turnover rate may indicate higher transaction costs and may affect the fund’s performance. Higher portfolio turnover also may result in the realization and distribution of capital gains, including short-term capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk — If at any time the market is not favoring the fund’s investment style, which is designed for high and rising inflationary cycles, the fund’s gains may not be as big as, or its losses may be bigger than, those of other funds using different investment styles.

•
Real Interest Rate Risk — Inflation-indexed securities trade at prevailing real, or after-inflation, interest rates. Changes in real interest rates affect the value of such securities. Generally, when real interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when real interest rates decline. A period of rising interest rates may negatively affect the fund’s performance.

•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by any erosion, or perceived erosion, in the ability of the issuers of these securities to make interest and principal payments as they become due.

•
Foreign Securities Risk — The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Because of these risks, and others, securities of foreign issuers may be less liquid, more volatile, and harder to value than U.S. securities.

•
Currency Risk — The fund is subject to the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the fund’s holdings may be significant depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Currency trends can be volatile, and to the extent the fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed.

•
Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

•
Collateralized Debt Obligations Risk — Collateralized debt obligations and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

•
Commodity Investing Risk - The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

•
Real Estate Investing — An investment in the fund may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.

•
Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries.

•
Derivative Risk - The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit, and correlation risk. Derivative transactions may expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. Derivatives can also be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the fund may not correlate with the value of the underlying instrument or the fund’s other investments.

•
Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (4Q 2010 ): 4.71% Lowest Performance Quarter (3Q 2011): -7.83%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.98%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Annual Return 2011	rr_AnnualReturn2011	(2.20%)
Annual Return 2012	rr_AnnualReturn2012	3.59%
Annual Return 2013	rr_AnnualReturn2013	(2.57%)
Annual Return 2014	rr_AnnualReturn2014	(3.23%)
Annual Return 2015	rr_AnnualReturn2015	(7.85%)
Annual Return 2016	rr_AnnualReturn2016	5.72%
Annual Return 2017	rr_AnnualReturn2017	10.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.83%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.71%
5 Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.06%
5 Years	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASINX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[22]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[22]
Maximum Account Fee	rr_MaximumAccountFee	none	[22]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 907
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASIDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[23]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	929
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,924
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	(1.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASIZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,043
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,251
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.51%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASIUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,712
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2010
American Century Quantitative Equity Funds Prospectus | MULTI-ASSET REAL RETURN FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMRUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 907
Label	rr_AverageAnnualReturnLabel	R5 Class1 Return Before Taxes	[24]
1 Year	rr_AverageAnnualReturnYear01	10.88%	[24]
5 Years	rr_AverageAnnualReturnYear05	0.53%	[24]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[24]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[24]
American Century Quantitative Equity Funds Prospectus | NT Core Equity Plus Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Core Equity Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The managers use quantitative models to construct the portfolio of equity securities for the fund. Under normal market conditions, the fund will invest at least 80% of the fund’s net assets in equity securities. The fund invests approximately 130% of its assets in long positions, while 30% of its assets are sold short. A long position arises when the fund buys a security outright. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The proceeds from the securities sold short are used to purchase an additional 30% of long positions. The net investment exposure for the fund is a 100% long market exposure.
The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from the most attractive to least attractive based on an objective set of measures, including a stock’s valuation, quality, growth, and sentiment. In the second step, the managers use a quantitative model to build a portfolio that provides the optimal balance between risk and expected return.
The portfolio managers generally sell a stock from the fund’s long portfolio when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund’s use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Short Sales Risk — If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

•	Leverage Risk — The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

•
Overweighting Risk — If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Benchmark Correlation — The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Tobacco Exclusion — The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2012): 13.33% Lowest Performance Quarter (3Q 2015): -6.25%
As of September 30, 2018, the most recent calendar quarter end, the fund’s G Class year-to-date return was 8.96%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | NT Core Equity Plus Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
Since Inception	rr_AverageAnnualReturnSinceInception	15.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
American Century Quantitative Equity Funds Prospectus | NT Core Equity Plus Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACNKX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%	[25]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[25]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%	[25]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%	[25]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.01%	[25]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%	[25]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.09%)	[25],[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2012	rr_AnnualReturn2012	16.49%
Annual Return 2013	rr_AnnualReturn2013	35.63%
Annual Return 2014	rr_AnnualReturn2014	13.87%
Annual Return 2015	rr_AnnualReturn2015	(4.13%)
Annual Return 2016	rr_AnnualReturn2016	9.79%
Annual Return 2017	rr_AnnualReturn2017	20.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	G Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.25%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	14.29%
Since Inception	rr_AverageAnnualReturnSinceInception	14.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
American Century Quantitative Equity Funds Prospectus | NT Core Equity Plus Fund | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.22%
5 Years	rr_AverageAnnualReturnYear05	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception	13.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
American Century Quantitative Equity Funds Prospectus | NT Core Equity Plus Fund | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	11.21%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Disciplined Growth
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers initially identify an eligible universe of growth stocks then use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark, the Russell 1000® Growth Index, without taking on significant additional risk.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for tobacco industry.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down. Additionally, because benchmark sector weights influence the fund’s sector exposure, the fund may be more heavily weighted in one or more economic sectors, including information technology.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2017): 8.91% Lowest Performance Quarter (2Q 2016): -0.26%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 13.70%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND | Russell 1000 Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	30.21%
Since Inception	rr_AverageAnnualReturnSinceInception	12.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTDX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	559
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2016	rr_AnnualReturn2016	8.28%
Annual Return 2017	rr_AnnualReturn2017	25.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.26%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.86%
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
American Century Quantitative Equity Funds Prospectus | NT DISCIPLINED GROWTH FUND | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANDGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[27]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[27]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[27]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[27],[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily large capitalization, publicly traded U.S. companies with a market capitalization greater than $2 billion, from most attractive to least attractive based on an objective set of measures, including each stock’s valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
Under normal market conditions, at least 80% of the fund’s net assets will be invested in equity securities.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 14.93% Lowest Performance Quarter (4Q 2008): -21.29%
As of September 30, 2018, the most recent calendar quarter end, the fund’s G Class year-to-date return was 10.69%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.49%
American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.46%	[29]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[29]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[29]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%	[29]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[29],[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Annual Return 2008	rr_AnnualReturn2008	(34.17%)
Annual Return 2009	rr_AnnualReturn2009	20.34%
Annual Return 2010	rr_AnnualReturn2010	14.75%
Annual Return 2011	rr_AnnualReturn2011	4.06%
Annual Return 2012	rr_AnnualReturn2012	16.28%
Annual Return 2013	rr_AnnualReturn2013	33.30%
Annual Return 2014	rr_AnnualReturn2014	13.53%
Annual Return 2015	rr_AnnualReturn2015	(4.17%)
Annual Return 2016	rr_AnnualReturn2016	10.07%
Annual Return 2017	rr_AnnualReturn2017	22.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	G Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.29%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.17%
5 Years	rr_AverageAnnualReturnYear05	14.28%
10 Years	rr_AverageAnnualReturnYear10	7.92%
American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.88%
5 Years	rr_AverageAnnualReturnYear05	11.93%
10 Years	rr_AverageAnnualReturnYear10	6.53%
American Century Quantitative Equity Funds Prospectus | NT EQUITY GROWTH FUND | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.20%
5 Years	rr_AverageAnnualReturnYear05	10.76%
10 Years	rr_AverageAnnualReturnYear10	6.07%
American Century Quantitative Equity Funds Prospectus | NT SMALL COMPANY
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Small Company Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of smaller-capitalization U.S. companies. The managers consider small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000® Index. Though the market capitalization and composition of the Russell 2000® Index are subject to change, as of September 30, 2018, the market-capitalization of the largest company in the Russell 2000® Index was approximately $7.7 billion. The portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily smaller U.S. companies, from most attractive to least attractive based on an objective set of measures, including each stock’s valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the Russell 2000® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
REITs Risk – Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 17.06% Lowest Performance Quarter (4Q 2008): -26.99%
As of September 30, 2018, the most recent calendar quarter end, the fund’s G Class year-to-date return was 8.81%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | NT SMALL COMPANY | Russell 2000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	14.11%
10 Years	rr_AverageAnnualReturnYear10	8.70%
American Century Quantitative Equity Funds Prospectus | NT SMALL COMPANY | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLOX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%	[31]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[31]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[31]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[31]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[31],[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Annual Return 2008	rr_AnnualReturn2008	(38.20%)
Annual Return 2009	rr_AnnualReturn2009	20.18%
Annual Return 2010	rr_AnnualReturn2010	27.50%
Annual Return 2011	rr_AnnualReturn2011	(0.81%)
Annual Return 2012	rr_AnnualReturn2012	13.98%
Annual Return 2013	rr_AnnualReturn2013	43.94%
Annual Return 2014	rr_AnnualReturn2014	5.69%
Annual Return 2015	rr_AnnualReturn2015	(4.82%)
Annual Return 2016	rr_AnnualReturn2016	18.39%
Annual Return 2017	rr_AnnualReturn2017	11.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	G Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	13.79%
10 Years	rr_AverageAnnualReturnYear10	7.40%
American Century Quantitative Equity Funds Prospectus | NT SMALL COMPANY | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	5.77%
American Century Quantitative Equity Funds Prospectus | NT SMALL COMPANY | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	10.38%
10 Years	rr_AverageAnnualReturnYear10	5.64%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth by investing primarily in common stocks of small companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of smaller-capitalization U.S. companies. The portfolio managers consider small companies to be those that, at the time of investment, have a market capitalization not greater than that of the largest company in the Russell 2000® Index. Though the market-capitalization and composition of the Russell 2000® Index are subject to change, as of September 30, 2018, the market-capitalization of the largest company in the Russell 2000® Index was approximately $7.7 billion. The portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily smaller U.S. companies, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Small Cap Stocks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the Russell 2000® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
REITs Risk – Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (3Q 2009): 16.97% Lowest Performance Quarter (4Q 2008): -26.86%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 8.29%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | Russell 2000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	14.11%
10 Years	rr_AverageAnnualReturnYear10	8.70%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASQIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2008	rr_AnnualReturn2008	(38.14%)
Annual Return 2009	rr_AnnualReturn2009	20.46%
Annual Return 2010	rr_AnnualReturn2010	27.07%
Annual Return 2011	rr_AnnualReturn2011	(0.77%)
Annual Return 2012	rr_AnnualReturn2012	13.92%
Annual Return 2013	rr_AnnualReturn2013	43.71%
Annual Return 2014	rr_AnnualReturn2014	5.74%
Annual Return 2015	rr_AnnualReturn2015	(5.46%)
Annual Return 2016	rr_AnnualReturn2016	18.05%
Annual Return 2017	rr_AnnualReturn2017	10.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.86%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	13.39%
10 Years	rr_AverageAnnualReturnYear10	7.21%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	13.07%
10 Years	rr_AverageAnnualReturnYear10	7.03%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.05%
5 Years	rr_AverageAnnualReturnYear05	10.74%
10 Years	rr_AverageAnnualReturnYear10	5.84%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASCQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[33]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[33]
Maximum Account Fee	rr_MaximumAccountFee	none	[33]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 823
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.77%
5 Years	rr_AverageAnnualReturnYear05	13.62%
10 Years	rr_AverageAnnualReturnYear10	7.42%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASQAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,849
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes	[35]
1 Year	rr_AverageAnnualReturnYear01	3.93%	[35]
5 Years	rr_AverageAnnualReturnYear05	11.79%	[35]
10 Years	rr_AverageAnnualReturnYear10	6.31%	[35]
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASQCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,177
Label	rr_AverageAnnualReturnLabel	C Class2 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.52%	[36]
5 Years	rr_AverageAnnualReturnYear05	12.27%	[36]
10 Years	rr_AverageAnnualReturnYear10	6.14%	[36]
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,634
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	12.84%
10 Years	rr_AverageAnnualReturnYear10	6.68%
American Century Quantitative Equity Funds Prospectus | SMALL COMPANY FUND | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ASQGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 823
Label	rr_AverageAnnualReturnLabel	R5 Class3 Return Before Taxes	[37]
1 Year	rr_AverageAnnualReturnYear01	10.77%	[37]
5 Years	rr_AverageAnnualReturnYear05	13.63%	[37]
10 Years	rr_AverageAnnualReturnYear10	7.42%	[37]
American Century Quantitative Equity Funds Prospectus | UTILITIES FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Utilities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies engaged in the utilities industry. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The managers consider a company to be engaged in the utilities industry if

•
the company’s securities are listed in at least one index that is made up exclusively of companies engaged in one or more of the following industries: electricity, natural gas, telecommunications services, cable television, water or sanitation services; or

•
the company derives 50% or more of its revenues or net profits from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitation services.

The portfolio managers use quantitative and qualitative management techniques as well as risk controls to construct the fund’s portfolio. The quantitative process involves ranking stocks based on their growth and valuation characteristics. This ranking may be modified by the portfolio managers after they evaluate qualitative factors such as regulatory environment, industry conditions and company specific events. Finally, the managers use a quantitative model to build a portfolio of stocks that they believe will provide the optimal balance between risk and expected return.
The fund may also invest a portion of its assets in foreign securities and debt securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies engaged in the utilities industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Concentration Risk – The fund concentrates its investments in the utilities industry, which at times may be limited to a relatively small number of securities. Therefore, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The performance of the utilities industry will depend in part on investor perception of the sector relative to other sectors. Companies in the utilities industry are subject to various industry-specific risks.

•
Foreign Securities Risk – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Performance Quarter (1Q 2016): 16.65% Lowest Performance Quarter (3Q 2008): -17.27%
As of September 30, 2018, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 4.38% .

Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Quantitative Equity Funds Prospectus | UTILITIES FUND | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.78%
10 Years	rr_AverageAnnualReturnYear10	8.49%
American Century Quantitative Equity Funds Prospectus | UTILITIES FUND | Russell 3000 Utility Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Utilities Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.50%
5 Years	rr_AverageAnnualReturnYear05	11.09%
10 Years	rr_AverageAnnualReturnYear10	6.17%
American Century Quantitative Equity Funds Prospectus | UTILITIES FUND | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	BULIX
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2008	rr_AnnualReturn2008	(31.12%)
Annual Return 2009	rr_AnnualReturn2009	14.48%
Annual Return 2010	rr_AnnualReturn2010	11.14%
Annual Return 2011	rr_AnnualReturn2011	11.12%
Annual Return 2012	rr_AnnualReturn2012	4.26%
Annual Return 2013	rr_AnnualReturn2013	18.20%
Annual Return 2014	rr_AnnualReturn2014	20.13%
Annual Return 2015	rr_AnnualReturn2015	(6.54%)
Annual Return 2016	rr_AnnualReturn2016	23.61%
Annual Return 2017	rr_AnnualReturn2017	0.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.27%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	10.54%
10 Years	rr_AverageAnnualReturnYear10	5.29%
American Century Quantitative Equity Funds Prospectus | UTILITIES FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	8.58%
10 Years	rr_AverageAnnualReturnYear10	3.99%
American Century Quantitative Equity Funds Prospectus | UTILITIES FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	8.09%
10 Years	rr_AverageAnnualReturnYear10	4.09%

[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[5]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[6]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[7]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[8]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[9]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[10]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[11]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[12]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[13]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[14]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[15]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[16]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[17]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[18]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[19]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[20]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[21]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[22]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[23]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[24]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[25]	Prior to July 31, 2017, this class was referred to as the Institutional Class.
[26]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[27]	Prior to July 31, 2017, this class was referred to as the Institutional Class.
[28]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[29]	Prior to July 31, 2017, this class was referred to as the Institutional Class.
[30]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[31]	Prior to July 31, 2017, this class was referred to as the Institutional Class.
[32]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[33]	Prior to April 10, 2017, this class was referred to as the Institutional Class.
[34]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[35]	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
[36]	Historical performance for C Class prior to its inception (March 1, 2010) is based on the performance of Investor Class shares. C Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[37]	Historical performance for the R5 Class prior to its inception (April 10, 2017) is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.